Recent Accounting Pronouncements - Additional Information (Detail) - ASU 2015-03 and ASU 2015-15 - Restatement Adjustment $ in Thousands	Dec. 31, 2015 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Non-current assets	$ (2,038)
Non-current liabilities	$ 2,038